Related party disclosures	12 Months Ended
Dec. 31, 2022
Related party disclosures
Related party disclosures

18. Related party disclosures

The compensation of directors and management is reviewed annually by the independent Governance and Human Resources Committee against industry practices for oil and gas companies of similar size and scope.

The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2022 and 2021:

	Year Ended
	Dec 31, 2022	Dec 31, 2021
Short-term benefits	5,124	4,654
Equity based compensation	8,951	14,570
	14,075	19,224
Number of individuals included in the above amounts	16	18

During the year ended December 31, 2022, Vermilion recorded $0.1 million of office rent recoveries (2021 - $0.2 million) relating to an office sub-lease to a company whose Managing Director was also a member of Vermilion’s Board of Directors during the year, but is no longer as at December 31, 2022. This related party transaction is provided in the normal course of business under the same commercial terms and conditions as transactions with unrelated companies and is recorded at the exchange amount.